BUSINESS COMBINATION (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reverse Recapitalization Business Combination And Asset Acquisition [Abstract]
BUSINESS COMBINATION
NOTE 8 – BUSINESS COMBINATION
Reverse Merger
An extraordinary general meeting (the “Special Meeting”) was held on June 9, 2022, where the Tuatara shareholders considered and approved, among other matters, a proposal to approve the transactions contemplated by the Amended and Restated Agreement and Plan of Merger, dated as of April 14, 2022, as amended by the Amendment No. 1 to the Amended and Restated Agreement and Plan of Merger, dated as of May 4, 2022.
The business combination was consummated on June 14, 2022. Holders of an aggregate of 19,123,806 Class A ordinary shares of Tuatara sold in its initial public offering properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from Tuatara’s IPO, which was approximately $10.01 per share, or $191,437,817 in the aggregate. The holders that did not elect to have their shares redeemed, received, following the domestication, additional shares of common stock which amounted to 876,194 shares of common stock, resulting in total shares of 1,752,388.
Beginning June 15, 2022, the ticker symbols for TCAC’s common stock and warrants were changed to “SBIG” and “SBIGW,” respectively, and commenced trading on The Nasdaq Global Market. The Company received net proceeds of $18.8 million, with gross proceeds of $25.1 million, in addition to the $7.0 million Convertible Notes which were issued in February 2022 and were converted into common stock at the Closing, see Note 9, 15% Convertible Promissory Notes, to these consolidated financial statements for further information. Of the amounts received, approximately $8.8 million represents remaining funds for unredeemed shares from the TCAC trust; $6.1 million from PIPE Financing proceeds and $10.0 million from the Secured Convertible Note.
On April 29, 2022, the Company entered into the Stock Purchase Agreement with Cantor, which was subsequently amended on July 20, 2022. The Company, in its sole discretion, shall have the right, but not the obligation, to issue and sell to Cantor, and Cantor shall purchase from the Company, up to $50.0 million of common shares, par value $0.0001 per share, subject to certain terms and conditions.
The following table provides a summary of the significant sources and uses of cash related to the closing of the business combination on June 14, 2022, (in thousands):
Amount available after paying TCAC redeeming stockholders	$8,771
Proceeds from convertible notes	10,000
Proceeds from PIPE Financing	6,100
TCAC operating account	264
Gross proceeds available at closing	25,135
Expenses paid at closing	(6,346)
Net cash to Legacy SpringBig at closing	$18,789
Post closing expense (cash paid or accrued for expenses by Legacy SpringBig)	(8,604)
Net cash after closing	$10,185
The following table provides a reconciliation of the common shares related to the business combination transaction:
TCAC non-redeeming shareholders	1,752,388
PIPE Investors	1,341,356
TCAC sponsor shareholders	4,000,000
Legacy SpringBig shareholders	18,196,526
Issued and outstanding	25,290,270
Of the 1,341,356 shares of common stock shown above, 730,493 shares were issued to holders of the Convertible Note (which was converted Closing), representing repayment of principal of $7.0 million and outstanding interest of $305,000, in accordance with the terms of the Convertible Notes. See Note 9, 15% Convertible Promissory Note, to these consolidated financial statements for further information.
Acquisition of Beaches Development Group Ltd
In January 2021, the Company formed Medici Canada LLC, an indirect wholly owned subsidiary of the Company, to acquire all the issued and outstanding capital stock of Beaches Development Group LTD, an Ontario corporation, pursuant to a stock purchase agreement.
The fair value of the consideration paid in connection with this transaction was satisfied through the issuance of 107,297 shares of the Company’s common stock, par value $0.0001 per share (180,972 converted at a conversion rate of 0.59289 into SpringBig Holdings, Inc. shares), valued at $135,000, and $155,000 in cash.
The purchase price allocation is as follows (in thousands):
June 30, 2021
Fair value of shares	$135
Less: Post combination cost - restricted shares	(85)
Fair value of net shares	50
Cash consideration	132
Indemnity holdback	23
Fair value of purchase consideration	$205

Assets assumed	$9
Goodwill	—
Intangibles (Software)	196
Fair value of assets	$205
Of the 107,297 shares, 39,762 shares with a value of approximately $50,000 were issued to the sellers at the closing of the transaction. Two of the sellers signed employment contracts with Beaches Development Group LTD; 67,535 shares were allocated to them as purchase consideration with a value of $85,000 and were unvested as of the closing date of the acquisition (or the “acquisition date”). Such unvested shares were schedule to vest, over a two-year period, with 50% in the first year 1 and the remaining 50% in the second year following the acquisition date. As a result, the shares were treated as post-combination expense and were restricted at the time of issuance. All unvested shares were subsequently vested with the consummation of the business combination on June 14, 2022. The Company incurred expense totaling $18,000 and $27,000 for the three and six months ended June 30, 2022, and $16,000 and $27,000 for the three and six months ended June 30, 2021, respectively, related to these shares which is included in general and administrative expense on the statement of operations, with the exception of $14,000, which is classified as merger cost as a result of early vesting in connection with the completion of the business combination with Tuatara. The amount is included under additional paid in capital as part of merger expenses.
Approximately $23,000 of the cash price was initially withheld as an indemnity holdback to offset any losses payable by the Company for a period of 12 months, any remaining indemnity shall be released to the seller’s representative thereafter. The indemnity holdback was paid to the seller during the six months ended June 30, 2022.
Medici Canada LLC assumed cash totaling $9,000; this was the only tangible asset assumed at purchase, no liabilities assumed. The purchase price was allocated to the cash assumed with the excess of $196,000 allocated to software intangible assets and is included under property and equipment in the Company’s balance sheet as of June 30, 2022 and December 31, 2021. The Company adopted a cost to replace valuation approach in ascertaining the value of the software.
Software intangible assets are being amortized over a three-year period. The Company incurred amortization expense of approximately $16,000 and $32,000, respectively, for the three and six months ended June 30, 2022, which is included in general and administrative expenses in the consolidated statement of operation. The aggregate remaining amortization expense is approximately $104,000.
We incurred costs related to the acquisition of approximately, $11,000 during the six months ended June 30, 2021. All acquisition related costs were expensed as incurred and have been recorded in general and administrative expenses in our consolidated statements of operations.

BUSINESS COMBINATION
NOTE 8 – BUSINESS COMBINATION
Reverse Merger
An extraordinary general meeting (the “Special Meeting”) was held on June 9, 2022, where the Tuatara shareholders considered and approved, among other matters, a proposal to approve the transactions contemplated by the Amended and Restated Agreement and Plan of Merger, dated as of April 14, 2022, as amended by the Amendment No. 1 to the Amended and Restated Agreement and Plan of Merger, dated as of May 4, 2022.
The business combination was consummated on June 14, 2022. Holders of an aggregate of 19,123,806 Class A ordinary shares of Tuatara sold in its initial public offering properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from Tuatara’s IPO, which was approximately $10.01 per share, or $191,437,817 in the aggregate. The holders that did not elect to have their shares redeemed, received, following the domestication, additional shares of common stock which amounted to 876,194 shares of common stock, resulting in total shares of 1,752,388.
Beginning June 15, 2022, the ticker symbols for TCAC’s common stock and warrants were changed to “SBIG” and “SBIGW,” respectively, and commenced trading on The Nasdaq Global Market. The Company received net proceeds of $18.8 million, with gross proceeds of $25.1 million, in addition to the $7.0 million Convertible Notes which were issued in February 2022 and were converted into common stock at the Closing, see Note 9, 15% Convertible Promissory Notes, to these consolidated financial statements for further information. Of the amounts received, approximately $8.8 million represents remaining funds for unredeemed shares from the TCAC trust; $6.1 million from PIPE Financing proceeds and $10.0 million from the Secured Convertible Note.
On April 29, 2022, the Company entered into the Stock Purchase Agreement with Cantor, which was subsequently amended on July 20, 2022. The Company, in its sole discretion, shall have the right, but not the obligation, to issue and sell to Cantor, and Cantor shall purchase from the Company, up to $50.0 million of common shares, par value $0.0001 per share, subject to certain terms and conditions.
The following table provides a summary of the significant sources and uses of cash related to the closing of the business combination on June 14, 2022, (in thousands):
Amount available after paying TCAC redeeming stockholders	$8,771
Proceeds from convertible notes	10,000
Proceeds from PIPE Financing	6,100
TCAC operating account	264
Gross proceeds available at closing	25,135
Expenses paid at closing	(6,346)
Net cash to Legacy SpringBig at closing	$18,789
Post closing expense (cash paid or accrued for expenses by Legacy SpringBig)	(8,604)
Net cash after closing	$10,185
The following table provides a reconciliation of the common shares related to the business combination transaction:
TCAC non-redeeming shareholders	1,752,388
PIPE Investors	1,341,356
TCAC sponsor shareholders	4,000,000
Legacy SpringBig shareholders	18,196,526
Issued and outstanding	25,290,270
Of the 1,341,356 shares of common stock shown above, 730,493 shares were issued to holders of the Convertible Note (which was converted Closing), representing repayment of principal of $7.0 million and outstanding interest of $305,000, in accordance with the terms of the Convertible Notes. See Note 9, 15% Convertible Promissory Note, to these consolidated financial statements for further information.
Acquisition of Beaches Development Group Ltd
In January 2021, the Company formed Medici Canada LLC, an indirect wholly owned subsidiary of the Company, to acquire all the issued and outstanding capital stock of Beaches Development Group LTD, an Ontario corporation, pursuant to a stock purchase agreement.
The fair value of the consideration paid in connection with this transaction was satisfied through the issuance of 107,297 shares of the Company’s common stock, par value $0.0001 per share (180,972 converted at a conversion rate of 0.59289 into SpringBig Holdings, Inc. shares), valued at $135,000, and $155,000 in cash.
The purchase price allocation is as follows (in thousands):
June 30, 2021
Fair value of shares	$135
Less: Post combination cost - restricted shares	(85)
Fair value of net shares	50
Cash consideration	132
Indemnity holdback	23
Fair value of purchase consideration	$205

Assets assumed	$9
Goodwill	—
Intangibles (Software)	196
Fair value of assets	$205
Of the 107,297 shares, 39,762 shares with a value of approximately $50,000 were issued to the sellers at the closing of the transaction. Two of the sellers signed employment contracts with Beaches Development Group LTD; 67,535 shares were allocated to them as purchase consideration with a value of $85,000 and were unvested as of the closing date of the acquisition (or the “acquisition date”). Such unvested shares were schedule to vest, over a two-year period, with 50% in the first year 1 and the remaining 50% in the second year following the acquisition date. As a result, the shares were treated as post-combination expense and were restricted at the time of issuance. All unvested shares were subsequently vested with the consummation of the business combination on June 14, 2022. The Company incurred expense totaling $18,000 and $27,000 for the three and six months ended June 30, 2022, and $16,000 and $27,000 for the three and six months ended June 30, 2021, respectively, related to these shares which is included in general and administrative expense on the statement of operations, with the exception of $14,000, which is classified as merger cost as a result of early vesting in connection with the completion of the business combination with Tuatara. The amount is included under additional paid in capital as part of merger expenses.
Approximately $23,000 of the cash price was initially withheld as an indemnity holdback to offset any losses payable by the Company for a period of 12 months, any remaining indemnity shall be released to the seller’s representative thereafter. The indemnity holdback was paid to the seller during the six months ended June 30, 2022.
Medici Canada LLC assumed cash totaling $9,000; this was the only tangible asset assumed at purchase, no liabilities assumed. The purchase price was allocated to the cash assumed with the excess of $196,000 allocated to software intangible assets and is included under property and equipment in the Company’s balance sheet as of June 30, 2022 and December 31, 2021. The Company adopted a cost to replace valuation approach in ascertaining the value of the software.
Software intangible assets are being amortized over a three-year period. The Company incurred amortization expense of approximately $16,000 and $32,000, respectively, for the three and six months ended June 30, 2022, which is included in general and administrative expenses in the consolidated statement of operation. The aggregate remaining amortization expense is approximately $104,000.
We incurred costs related to the acquisition of approximately, $11,000 during the six months ended June 30, 2021. All acquisition related costs were expensed as incurred and have been recorded in general and administrative expenses in our consolidated statements of operations.

NOTE 6 – BUSINESS COMBINATION
In January 2021, the Company formed Medici Canada LLC, a wholly owned subsidiary of the Company, to acquire all of the issued and outstanding capital stock of Beaches Development Group LTD, an Ontario corporation, pursuant to a stock purchase agreement.
The fair value of the consideration paid in connection with this transaction was satisfied through the issuance of 180,972 shares of the Company’s common stock, par value $0.001 per share, valuing $135,000, and $155,000 in cash.
The purchase price allocation is as follows (in thousands):
December 31, 2021
Fair value of shares	$135
Less: Post combination cost - restricted stocks	(85)
Fair value of net shares	50
Cash consideration	132
Indemnity holdback	23
Fair value of purchase consideration	205
Cash	$9
Goodwill	—
Intangibles (Software)	196
Fair value of assets	$205
Of the 180,972 shares, 67,064 shares with value of approximately $50,000 were issued to the sellers. Two of the sellers signed employment contracts with Beaches Development Group LTD; the shares allocated to them as purchase consideration totaled 113,908 with value of $85,000 and are unvested at acquisition date, these will be vested over a two-year period, with 50% in year 1 and the remaining 50% in year 2. As a result, the shares are treated as post combination expense and are restricted. The Company incurred expense totaling $67,000 for twelve months ended December 31, 2021 related to these restricted stocks which is included in general and administrative expense on the statement of operations.
Approximately $23,000 of the cash price has been withheld as an indemnity holdback to offset any losses payable by the Company for a period of 12 months, any remaining indemnity shall be released to the seller’s representative thereafter. The indemnity holdback is included in other liabilities on the accompanying consolidated balance sheets.
Medici acquired cash totaling $9,000, no liabilities assumed. The purchase price was allocated to the cash assumed with the excess of $196,000 allocated to software intangible assets and is included under property and equipment in the Company’s balance sheet as of December 31, 2021. The Company adopted a cost to replace valuation approach in ascertaining the value of the software.
Software intangible assets are being amortized over a three-year period. The Company incurred amortization expense of approximately $60,000 for the twelve months ended December 31, 2021, which is included in general and administrative expenses in the consolidated statement of operations for the twelve months ended December 31, 2021. The aggregate amortization expense for the next two years is approximately $136,000.
We incurred costs related to the acquisition of approximately, $11,000 during the twelve months ended December 31, 2021. All acquisition related costs were expensed as incurred and have been recorded in general and administrative expenses in our consolidated statements of operations.